Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
REVENUE
Revenue					$ 550,000	$ 0
TOTAL REVENUE					550,000	0
COST OF EQUIPMENT SOLD
Cost of equipment sold					350,000	0
TOTAL COST OF EQUIPMENT SOLD					350,000	0
GROSS PROFIT					200,000	0
GENERAL and ADMINISTRATIVE EXPENSES
Professional fees	$ 106,853	$ 68,272	$ 398,593	$ 159,538	416,989	535,488
Officers’ salaries and payroll taxes	128,545	68,195	364,818	225,472	300,732	6,000,000
Marketing fees	129,714	1,357	223,313	168,832	174,892	20,402
Travel and entertainment	5,920	13,696	24,368	13,696	22,953	33
Management fees to affiliate					0	325,000
Other general and administrative expenses	146,268	56,356	384,559	103,169	222,229	278,821
TOTAL GENERAL and ADMINISTRATIVE EXPENSES	517,300	207,876	1,395,651	670,707	1,137,795	7,159,744
LOSS FROM OPERATIONS	(517,300)	(207,876)	(1,395,651)	(670,707)	(937,795)	(7,159,744)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	0	(178,673)	243,653	4,820	(1,269,266)	1,257,473
Other expense	(134,599)	0	(267,013)	0
Interest income (expense), net	0	(115,506)	(125,712)	(673,701)	(830,405)	(1,690,513)
TOTAL OTHER INCOME (EXPENSE)	(134,599)	(294,179)	(149,072)	(668,881)	(2,099,671)	(433,040)
LOSS BEFORE TAXES	(651,899)	(502,055)	(1,544,723)	(1,339,588)	(3,037,466)	(7,592,784)
TAXES	0	0	0	0	0	0
NET LOSS	(651,899)	(502,055)	(1,544,723)	(1,339,588)	(3,037,466)	(7,592,784)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	76,694	(10,027)	134,127	(13,933)	(42,444)	0
TOTAL OTHER COMPREHENSIVE LOSS	76,694	(10,027)	134,127	(13,933)	(42,444)	0
COMPREHENSIVE LOSS	$ (575,205)	$ (512,082)	$ (1,410,596)	$ (1,353,521)	$ (3,079,910)	$ (7,592,784)
Loss per common share - Basic and diluted					$ (0.02)	$ (0.07)
Weighted average number of common shares outstanding - Basic and diluted					136,720,652	103,498,314
Net loss per common share - Basic	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Net loss per common share - Diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding - Basic	175,760,253	139,144,989	165,908,048	134,931,518
Weighted average number of common shares outstanding - Diluted	175,760,253	139,144,989	165,908,048	134,931,518